ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Finance lease obligation (Details) $ in Thousands	Dec. 31, 2018 USD ($)
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Gross finance lease obligation - minimum lease payments	$ 839
Future interest expense on finance lease obligation	(91)
Finance lease obligation	748
1 year
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Gross finance lease obligation - minimum lease payments	277
2-3 years
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Gross finance lease obligation - minimum lease payments	527
4-5 years
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Gross finance lease obligation - minimum lease payments	$ 35